Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Schedule Of Long-Term Debt

	December 31,
(in millions)	2012	2011
PG&E Corporation
Senior notes, 5.75%, due 2014	350	350
Unamortized discount	-	(1)
Total senior notes	350	349
Total PG&E Corporation long-term debt	350	349
Utility
Senior notes:
6.25% due 2013	400	400
4.80% due 2014	1,000	1,000
5.625% due 2017	700	700
8.25% due 2018	800	800
3.50% due 2020	800	800
4.25% due 2021	300	300
3.25% due 2021	250	250
2.45% due 2022	400	-
6.05% due 2034	3,000	3,000
5.80% due 2037	950	950
6.35% due 2038	400	400
6.25% due 2039	550	550
5.40% due 2040	800	800
4.50% due 2041	250	250
4.45% due 2042	400	-
3.75% due 2042	350	-
Less: current portion	(400)	-
Unamortized discount, net of premium	(51)	(51)
Total senior notes, net of current portion	10,899	10,149
Pollution control bonds:
Series 1996 C, E, F, 1997 B, variable rates (1), due 2026 (2)	614	614
Series 2004 A-D, 4.75%, due 2023 (3)	345	345
Series 2009 A-D, variable rates (4), due 2016 and 2026 (5)	309	309
Series 2010 E, 2.25%, due 2026 (6)	-	50
Less: current portion	-	(50)
Total pollution control bonds	1,268	1,268
Total Utility long-term debt, net of current portion	12,167	11,417
Total consolidated long-term debt, net of current portion	$12,517	$11,766

 (1)  At December 31, 2012, interest rates on these bonds and the related loans ranged from 0.10% to 0.14%.
(2)  Each series of these bonds is supported by a separate letter of credit that expires on May 31, 2016. Although the stated maturity date is 2026, each series will remain outstanding only if the Utility extends or replaces the letter of credit related to the series or otherwise obtains consent from the issuer to the continuation of the series without a credit facility.
(3) The Utility has obtained credit support from an insurance company for these bonds.
(4) At December 31, 2012, interest rates on these bonds and the related loans ranged from 0.05% to 0.11%.
(5) Each series of these bonds is supported by a separate direct-pay letter of credit that expires on May 31, 2016.  Subject to certain requirements, the Utility may choose not to provide a credit facility without issuer consent.
(6) These bonds bore interest at 2.25% per year through April 1, 2012; and were subject to mandatory tender on April 2, 2012.  The Utility repurchased these bonds on April 2, 2012 and continues to hold them.

Schedule Of Long-Term Debt Repayments

(in millions,
except interest rates)	2013	2014	2015	2016	2017	Thereafter	Total
PG&E Corporation
Average fixed interest rate	-	5.75%	-	-	-	-	5.75%
Fixed rate obligations	$-	$350	$-	$-	$-	$-	$350
Utility
Average fixed interest rate	6.25%	4.80%	-	-	5.63%	5.45%	5.43%
Fixed rate obligations	$400	$1,000	$-	$-	$700	$9,595	$11,695
Variable interest rate
as of December 31, 2012	-	-	-	0.11%	-	-	0.11%
Variable rate obligations	$-	$-	$-	$923 (1)	-	$-	$923
Total consolidated debt	$400	$1,350	$-	$923	$700	$9,595	$12,968

 (1) These bonds, due in 2016 and 2026, are backed by letters of credit that expire on May 31, 2016.

Schedule Of Line Of Credit

				Letters of
	Termination	Facility		Credit		Commercial	Facility
(in millions)	Date	Limit		Outstanding	Borrowings	Paper	Availability
PG&E Corporation	May 2016	$300	(1)	$-	$120	$-	$180
Utility	May 2016	3,000	(2)	266	-	370 (3)	2,364 (3)
Total revolving credit facilities		$3,300		$266	$120	$370	$2,544

 (1) Includes a $100 million sublimit for letters of credit and a $100 million commitment for loans that are made available on a same-day basis and are repayable in full within 7 days.
(2) Includes a $1.0 billion sublimit for letters of credit and a $300 million commitment for loans that are made available on a same-day basis and are repayable in full within 7 days.
(3) The Utility treats the amount of its outstanding commercial paper as a reduction to the amount available under its revolving credit facility.